Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2020
Fair value measurement
Schedule of fair value measurement of liabilities

The following table provides the fair value measurement hierarchy of the Group’s assets and liabilities:

		Fair value measurement using:
		Quoted prices
		in active	Observable	Unobservable
		markets	inputs	inputs
	Total	(Level 1)	(Level 2)	(Level 3)
	US$(000)	US$(000)	US$(000)	US$(000)

As of December 31, 2020-
Assets and liabilities measured at fair value:
Fair value of account receivable (subject to provisional pricing)	126,553	—	126,553	—
Bank loans	65,793	—	65,793	—
Financial obligations	531,745	—	531,745	—
Contingent consideration liability	22,100	—	—	22,100
Hedge instruments	18,439	—	18,439	—

As of December 31, 2019 -
Assets and liabilities measured at fair value:
Fair value of account receivable (subject to provisional pricing)	165,546	—	165,546	—
Bank loans	55,000	—	55,000	—
Financial obligations	571,688	—	571,688	—
Contingent consideration liability	16,410	—	—	16,410
Hedge instruments	—	—	—	—

Schedule of quantitative information about the significant unobservable inputs used in level 3 fair value measurements

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

	Fair value as of
	December 31,	Unobservable		Relationship of unobservable
Description	2020	inputs	Range of inputs	inputs to fair value
Contingent consideration liability	22,100	Rate before tax	9.30%	A change in the discount rate by 10% (rate of 0.93%) higher/lower, the fair value would increase/decrease in US$1.5 million.
		Expected revenues annual average (US$000)	222,238	If expected sales change by 10% higher/lower, the fair value would increase/decrease in US$2.2 million.